UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21973

Investment Company Act File Number

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.1%

Security	Shares	Value
Aerospace & Defense — 1.2%
Boeing Co. (The)	331,683	$24,501,423
United Technologies Corp.	153,821	13,470,105

		$37,971,528

Automobiles — 1.0%
Bayerische Motoren Werke AG	318,781	$32,107,141

		$32,107,141

Beverages — 3.3%
Anheuser-Busch InBev NV	356,407	$31,359,745
Beam, Inc.	115,755	7,100,412
Coca-Cola Co. (The)	686,623	25,569,840
Diageo PLC	1,404,807	41,818,504

		$105,848,501

Biotechnology — 1.7%
Celgene Corp.(1)	303,040	$29,988,838
Gilead Sciences, Inc.(1)	644,290	25,417,241

		$55,406,079

Capital Markets — 2.9%
Charles Schwab Corp. (The)	522,996	$8,645,124
Credit Suisse Group AG(1)	456,934	13,494,542
Deutsche Bank AG	419,020	21,671,459
Goldman Sachs Group, Inc. (The)	109,610	16,206,935
UBS AG(1)	1,855,579	32,231,407

		$92,249,467

Chemicals — 4.3%
BASF SE	488,999	$49,526,141
Linde AG	123,886	22,581,086
LyondellBasell Industries NV, Class A	193,728	12,286,230
Monsanto Co.	311,375	31,557,856
PPG Industries, Inc.	37,233	5,133,313
Syngenta AG	38,852	16,707,829

		$137,792,455

Commercial Banks — 8.4%
Banco Bilbao Vizcaya Argentaria SA	1,909,373	$18,982,572
Banco Santander SA	2,973,509	24,889,968
Bank of Nova Scotia (The)	415,261	24,446,415
Barclays PLC	6,267,719	30,091,695
BNP Paribas	332,040	20,833,636
HSBC Holdings PLC	4,533,456	51,553,374
Intesa Sanpaolo SpA	6,626,290	13,506,696
Itau Unibanco Holding SA ADR, PFC Shares	1,018,555	17,549,703
PNC Financial Services Group, Inc.	198,697	12,279,475
Regions Financial Corp.	1,036,893	8,067,028
Royal Bank of Scotland Group PLC(1)	3,062,846	16,653,879
Wells Fargo & Co.	835,403	29,097,086

		$267,951,527

Security	Shares	Value
Communications Equipment — 0.7%
QUALCOMM, Inc.	149,677	$9,883,172
Telefonaktiebolaget LM Ericsson, Class B	945,475	10,997,058

		$20,880,230

Computers & Peripherals — 1.5%
Apple, Inc.	87,917	$40,029,489
EMC Corp.(1)	366,842	9,027,982

		$49,057,471

Consumer Finance — 0.6%
American Express Co.	321,494	$18,907,062

		$18,907,062

Diversified Financial Services — 2.2%
Bank of America Corp.	2,496,828	$28,264,093
Citigroup, Inc.	444,847	18,754,749
JPMorgan Chase & Co.	526,091	24,752,582

		$71,771,424

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	535,033	$18,613,798
CenturyLink, Inc.	239,129	9,672,768
Deutsche Telekom AG	1,300,818	15,980,802
Ziggo NV	650,233	20,721,731

		$64,989,099

Electric Utilities — 2.7%
American Electric Power Co., Inc.	199,484	$9,034,630
Duke Energy Corp.	101,241	6,959,306
Edison International	151,426	7,297,219
Enel SpA	3,129,117	13,643,496
PPL Corp.	267,081	8,089,883
Southern Co. (The)	143,417	6,343,334
SSE PLC	1,536,047	34,573,374

		$85,941,242

Electrical Equipment — 2.3%
ABB, Ltd.(1)	1,866,852	$40,019,175
Emerson Electric Co.	311,884	17,855,359
Schneider Electric SA	219,298	16,683,692

		$74,558,226

Energy Equipment & Services — 0.8%
Halliburton Co.	345,863	$14,069,707
National Oilwell Varco, Inc.	170,663	12,652,955

		$26,722,662

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	188,201	$19,260,490

		$19,260,490

Food Products — 6.5%
Danone SA	249,399	$17,276,785
Hershey Co. (The)	128,023	10,171,427
Kraft Foods Group, Inc.	203,792	9,419,266
Mondelez International, Inc., Class A	366,700	10,190,593
Nestle SA	1,465,796	102,924,481
Unilever NV	1,402,506	56,824,272

		$206,806,824

Security	Shares	Value
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	277,584	$9,404,546
Covidien PLC	216,160	13,475,414

		$22,879,960

Health Care Providers & Services — 0.4%
Express Scripts Holding Co.(1)	258,966	$13,833,964

		$13,833,964

Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	209,336	$19,947,627

		$19,947,627

Household Products — 2.0%
Colgate-Palmolive Co.	191,629	$20,575,206
Procter & Gamble Co.	332,133	24,963,116
Svenska Cellulosa AB, Class B	708,804	17,184,346

		$62,722,668

Industrial Conglomerates — 3.2%
Danaher Corp.	343,685	$20,597,042
General Electric Co.	784,108	17,469,926
Siemens AG	579,097	63,447,915

		$101,514,883

Insurance — 3.4%
ACE, Ltd.	172,893	$14,752,960
Aflac, Inc.	264,261	14,021,689
Allianz SE	196,242	28,079,697
AXA SA	1,357,193	25,128,372
Prudential PLC	1,703,711	25,862,189

		$107,844,907

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.(1)	133,548	$35,456,994

		$35,456,994

Internet Software & Services — 2.3%
eBay, Inc.(1)	736,734	$41,205,533
Google, Inc., Class A(1)	42,326	31,985,335

		$73,190,868

IT Services — 2.4%
Accenture PLC, Class A	273,402	$19,654,870
International Business Machines Corp.	178,443	36,236,420
Teradata Corp.(1)	198,608	13,239,209
Visa, Inc., Class A	58,748	9,276,897

		$78,407,396

Machinery — 0.6%
Deere & Co.	198,647	$18,684,737

		$18,684,737

Media — 1.4%
Comcast Corp., Class A	498,069	$18,966,468
Virgin Media, Inc.	90,090	3,548,645
Walt Disney Co. (The)	440,766	23,748,472

		$46,263,585

Metals & Mining — 2.9%
Anglo American PLC	614,297	$18,374,479
ArcelorMittal	664,759	11,406,902

Security	Shares	Value
BHP Billiton, Ltd. ADR	554,874	$43,679,681
Freeport-McMoRan Copper & Gold, Inc.	280,354	9,882,479
Glencore International PLC	1,541,450	9,622,320

		$92,965,861

Multi-Utilities — 1.0%
National Grid PLC	2,205,626	$24,150,817
Sempra Energy	111,487	8,367,099

		$32,517,916

Multiline Retail — 1.2%
Dollar General Corp.(1)	515,889	$23,844,390
Macy’s, Inc.	367,116	14,504,753

		$38,349,143

Oil, Gas & Consumable Fuels — 11.7%
Alpha Natural Resources, Inc.(1)	96,420	$854,281
Anadarko Petroleum Corp.	121,463	9,719,469
BP PLC	6,194,096	45,851,883
Chevron Corp.	114,714	13,209,317
ConocoPhillips	458,298	26,581,284
ENI SpA	956,655	23,894,897
EOG Resources, Inc.	62,976	7,870,740
Exxon Mobil Corp.	281,379	25,315,669
Occidental Petroleum Corp.	193,387	17,070,271
Phillips 66	319,874	19,374,768
Royal Dutch Shell PLC, Class B	2,887,739	104,960,345
Statoil ASA	1,123,153	29,923,591
Total SA	922,596	49,997,618

		$374,624,133

Pharmaceuticals — 11.4%
Allergan, Inc.	182,157	$19,128,307
AstraZeneca PLC	876,487	42,351,608
Bayer AG	450,529	44,459,418
GlaxoSmithKline PLC	927,139	21,207,315
Johnson & Johnson	109,820	8,117,894
Novo Nordisk A/S, Class B	348,338	64,126,268
Pfizer, Inc.	1,082,435	29,528,827
Roche Holding AG PC	327,601	72,412,585
Sanofi	664,714	64,800,440

		$366,132,662

Real Estate Investment Trusts (REITs) — 0.7%
AvalonBay Communities, Inc.	81,961	$10,637,718
Boston Properties, Inc.	124,513	13,108,729

		$23,746,447

Road & Rail — 0.5%
Union Pacific Corp.	128,602	$16,906,019

		$16,906,019

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Corp., Class A	94,450	$3,064,903

		$3,064,903

Software — 2.0%
Microsoft Corp.	561,259	$15,417,785
Oracle Corp.	367,746	13,058,660
SAP AG	440,936	36,159,968

		$64,636,413

Security	Shares	Value
Specialty Retail — 1.8%
Home Depot, Inc. (The)	143,565	$9,607,370
Industria de Diseno Textil SA	221,691	30,985,249
Kingfisher PLC	3,679,861	15,725,387

		$56,318,006

Textiles, Apparel & Luxury Goods — 2.4%
Adidas AG	109,110	$10,132,792
Compagnie Financiere Richemont SA, Class A	177,510	14,581,297
LVMH Moet Hennessy Louis Vuitton SA	185,762	34,974,762
NIKE, Inc., Class B	302,030	16,324,722

		$76,013,573

Tobacco — 1.4%
British American Tobacco PLC	627,422	$32,608,117
Philip Morris International, Inc.	146,211	12,889,962

		$45,498,079

Wireless Telecommunication Services — 2.2%
Rogers Communications, Inc., Class B	150,627	$7,002,649
Vodafone Group PLC	23,225,942	63,387,284

		$70,389,933

Total Common Stocks (identified cost $2,590,505,953)		$3,210,132,105

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$3,076	$3,075,995

Total Short-Term Investments (identified cost $3,075,995)		$3,075,995

Total Investments — 100.2% (identified cost $2,593,581,948)		$3,213,208,100

Call Options Written — (1.0)%

Exchange-Traded Options — (0.5)%
Description	Number of Contracts	Strike Price		Expiration Date	Value
S&P 500 Index	1,450		$1,475	2/8/13	$(3,900,500)
S&P 500 Index	1,460		1,470	2/16/13	(4,752,300)
S&P 500 Index	1,210		1,475	2/22/13	(3,726,800)
S&P 500 Index	1,490		1,500	3/1/13	(2,555,350)

					$(14,934,950)

Over-the-Counter Options — (0.5)%
Description	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index(3)	16,200	EUR	2,700	2/15/13	$(776,472)
Dow Jones Euro Stoxx 50 Index(4)	52,100	EUR	2,725	2/15/13	(1,552,774)
Dow Jones Euro Stoxx 50 Index(5)	22,400	EUR	2,725	2/15/13	(667,604)

Description	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index(6)	36,050	EUR	2,725	2/15/13	$(1,074,424)
FTSE 100 Index(6)	5,350	GBP	6,100	2/15/13	(1,667,322)
FTSE 100 Index(5)	12,600	GBP	6,125	2/15/13	(3,472,151)
FTSE 100 Index(4)	11,700	GBP	6,125	2/15/13	(3,224,140)
SMI Index(4)	5,600	CHF	7,250	2/15/13	(1,159,936)
SMI Index(4)	7,450	CHF	7,300	2/15/13	(1,207,489)

					$(14,802,312)

Total Call Options Written (premiums received $19,942,747)					$(29,737,262)

Other Assets, Less Liabilities — 0.8%					$24,657,489

Net Assets — 100.0%					$3,208,128,327

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $10,776.

(3)	Counterparty is Deutsche Bank AG.

(4)	Counterparty is Citibank NA.

(5)	Counterparty is Barclays Bank PLC.

(6)	Counterparty is Credit Suisse International.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	39.5%	$1,266,907,777
United Kingdom	18.0	578,792,570
Germany	10.1	324,146,419
Switzerland	9.6	307,124,276
France	7.2	229,695,305
Netherlands	2.8	89,832,233
Spain	2.3	74,857,789
Denmark	2.0	64,126,268

Country	Percentage of Net Assets	Value
Italy	1.6%	$51,045,089
Australia	1.4	43,679,681
Ireland	1.0	33,130,284
Canada	1.0	31,449,064
Belgium	1.0	31,359,745
Norway	0.9	29,923,591
Sweden	0.9	28,181,404
Brazil	0.5	17,549,703
Luxembourg	0.4	11,406,902

Total Investments	100.2%	$3,213,208,100

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,602,262,721

Gross unrealized appreciation	$666,324,726
Gross unrealized depreciation	(55,379,347)

Net unrealized appreciation	$610,945,379

Written options activity for the fiscal year to date ended January 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	187,440	$15,273,296
Options written	537,100	59,491,858
Options terminated in closing purchase transactions	(471,000)	(47,325,390)
Options expired	(78,480)	(7,497,017)

Outstanding, end of period	175,060	$19,942,747

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At January 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At January 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $29,737,262.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$165,949,441	$138,506,628	$—	$304,456,069
Consumer Staples	140,140,312	299,996,250	—	440,136,562
Energy	146,718,461	254,628,334	—	401,346,795
Financials	291,722,755	290,748,079	—	582,470,834
Health Care	148,895,031	309,357,634	—	458,252,665
Industrials	129,484,611	120,150,782	—	249,635,393
Information Technology	242,080,255	47,157,026	—	289,237,281
Materials	102,539,559	128,218,757	—	230,758,316
Telecommunication Services	35,289,215	100,089,817	—	135,379,032
Utilities	46,091,471	72,367,687	—	118,459,158
Total Common Stocks	$1,448,911,111	$1,761,220,994 *	$—	$3,210,132,105
Short-Term Investments	$—	$3,075,995	$—	$3,075,995
Total Investments	$1,448,911,111	$1,764,296,989	$—	$3,213,208,100

Liability Description
Call Options Written	$(14,934,950)	$(14,802,312)	$—	$(29,737,262)
Total	$(14,934,950)	$(14,802,312)	$—	$(29,737,262)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 25, 2013